Summary of significant accounting policies - Segment reporting (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Summary of significant accounting policies
Segment total revenues	$ 462,410,000	$ 324,405,000	$ 364,911,000
Bandwidth costs	(142,827,000)
Employee benefits expenses	(114,604,000)
Advertising and market promotion expenses	(63,338,000)	(29,783,000)	(29,140,000)
Revenue-sharing costs	(57,282,000)
Share-based compensation expenses	(3,840,000)	(2,453,000)	(9,676,000)
Other expenses (Note b)	(73,889,000)
Segment income from operations	6,630,000	(15,704,000)	(1,612,000)
Impairment of goodwill		(20,748,000)
Interest income	3,262,000
Interest expense	(1,698,000)
Other income, net	1,038,131,000	9,183,000	16,904,000
Net income	1,047,610,000	663,000	14,266,000
Income/(loss) before income taxes	1,046,325,000	(2,357,000)	18,397,000
Subscription revenue
Summary of significant accounting policies
Segment total revenues	154,801,000
Live streaming revenue and others
Summary of significant accounting policies
Segment total revenues	170,158,000
Cloud computing services and product revenue
Summary of significant accounting policies
Segment total revenues	137,451,000
Single reportable segment | Subscription revenue
Summary of significant accounting policies
Segment total revenues		133,680,000	119,343,000
Single reportable segment | Operating Segments
Summary of significant accounting policies
Segment total revenues		324,405,000	364,911,000
Bandwidth costs		(101,632,000)	(112,522,000)
Employee benefits expenses		(106,541,000)	(101,373,000)
Advertising and market promotion expenses		(29,783,000)	(29,140,000)
Revenue-sharing costs		(26,797,000)	(67,302,000)
Share-based compensation expenses		(2,453,000)	(9,676,000)
Segment income from operations		5,044,000	(1,612,000)
Impairment of goodwill		(20,748,000)
Interest income		4,892,000	4,619,000
Interest expense		(728,000)	(1,514,000)
Other income, net		9,183,000	16,904,000
Single reportable segment | Operating Segments | Live streaming revenue and others
Summary of significant accounting policies
Segment total revenues		86,141,000	122,157,000
Single reportable segment | Operating Segments | Cloud computing services and product revenue
Summary of significant accounting policies
Segment total revenues		104,584,000	123,411,000
Single reportable segment | Inter-segment eliminations
Summary of significant accounting policies
Other expenses (Note b)		$ (52,155,000)	$ (46,510,000)
Xunlei
Summary of significant accounting policies
Segment total revenues	442,289,000
Bandwidth costs	(141,866,000)
Employee benefits expenses	(107,594,000)
Advertising and market promotion expenses	(63,263,000)
Revenue-sharing costs	(57,282,000)
Share-based compensation expenses	(3,840,000)
Other expenses (Note b)	(66,837,000)
Segment income from operations	1,607,000
Xunlei | Subscription revenue
Summary of significant accounting policies
Segment total revenues	154,801,000
Xunlei | Live streaming revenue and others
Summary of significant accounting policies
Segment total revenues	150,037,000
Xunlei | Cloud computing services and product revenue
Summary of significant accounting policies
Segment total revenues	137,451,000
Hupu
Summary of significant accounting policies
Segment total revenues	20,121,000
Bandwidth costs	(961,000)
Employee benefits expenses	(7,010,000)
Advertising and market promotion expenses	(75,000)
Other expenses (Note b)	(7,052,000)
Segment income from operations	5,023,000
Hupu | Live streaming revenue and others
Summary of significant accounting policies
Segment total revenues	$ 20,121,000